Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accrued Liabilities [Abstract]
Accrued Liabilities
12.	Accrued Liabilities

Accrued expenses relate to various accruals for the entire group. Accrued interest represents the interest in debt not paid in the period ended September 30, 2023. Accrued liabilities consist of the following (in thousands):

	September 30,	December 31,
	2023	2022
Accrued expenses - other	11,931	4,265
Accrued interest	8,731	5,269
Accrued payroll	1,859	350
Total	22,521	9,884

10.	Accounts Payable, Deferred Income

Accounts payable represent amounts owed to suppliers of goods and services that the Group has consumed through operations. Deferred income relates to income related to Green certificates from Romania that have been received but not sold. Accounts payable and deferred income consist of the following at December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
	(in thousands)
Accounts payable	$14,438	$12,441
Deferred income	4,954	3,139
	$19,392	$15,580